Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$99,074,431.43	0.2364545	$80,793,098.11	0.1928236	$18,281,333.32
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$304,404,431.43	0.2370142	$286,123,098.11	0.2227800	$18,281,333.32

Weighted Avg. Coupon (WAC)	3.43%		3.44%
Weighted Avg. Remaining Maturity (WARM)	28.60		27.70
Pool Receivables Balance	$333,538,061.34		$314,568,729.24
Remaining Number of Receivables	36,625		35,243

Adjusted Pool Balance	$323,814,876.23		$305,533,542.91

III. COLLECTIONS

Principal:
Principal Collections	$18,629,952.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$387,350.75
Total Principal Collections	$19,017,303.15

Interest:
Interest Collections	$931,251.42
Late Fees & Other Charges	$44,458.29
Interest on Repurchase Principal	$-
Total Interest Collections	$975,709.71

Collection Account Interest	$6,995.79
Reserve Account Interest	$1,165.13
Servicer Advances	$-

Total Collections	$20,001,173.78

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$20,001,173.78
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,001,173.78

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$277,948.38	$-	$277,948.38	$277,948.38
Collection Account Interest					$6,995.79
Late Fees & Other Charges					$44,458.29
Total due to Servicer					$329,402.46

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$83,387.65		$83,387.65
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$236,618.07		$236,618.07	$236,618.07

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$19,248,876.17

9. Regular Principal Distribution Amount:					$18,281,333.32

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$18,281,333.32
Class A-4 Notes		$-
Class A Notes Total:	$18,281,333.32	$18,281,333.32
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$18,281,333.32	$18,281,333.32

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			967,542.85

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,723,185.11
Beginning Period Amount	$9,723,185.11
Current Period Amortization	$687,998.78
Ending Period Required Amount	$9,035,186.33
Ending Period Amount	$9,035,186.33
Next Distribution Date Required Amount	$8,374,339.20

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.99%	6.35%	6.35%

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.36%	34,665	97.65%	$307,186,859.60
30 - 60 Days	1.31%	460	1.86%	$5,862,371.97
61 - 90 Days	0.30%	107	0.44%	$1,380,794.68
91-120 Days	0.03%	11	0.04%	$138,702.99
121 + Days	0.00%	0	0.00%	$-
Total		35,243		$314,568,729.24

Delinquent Receivables 30+ Days Past Due
Current Period	1.64%	578	2.35%	$7,381,869.64
1st Preceding Collection Period	1.38%	505	1.98%	$6,594,800.26
2nd Preceding Collection Period	1.29%	491	1.85%	$6,530,070.88
3rd Preceding Collection Period	1.23%	491	1.84%	$6,929,023.55
Four-Month Average	1.38%		2.00%

Repossession in Current Period		24		$291,257.12
Repossession Inventory		55		$203,029.02

Current Charge-Offs
Gross Principal of Charge-Offs				$339,379.70
Recoveries				$(387,350.75)
Net Loss				$(47,971.05)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.17%

Average Pool Balance for Current Period				$324,053,395.29

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.18%
1st Preceding Collection Period				0.39%
2nd Preceding Collection Period				-0.01%
3rd Preceding Collection Period				0.09%
Four-Month Average				0.07%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	34	1,858	$29,501,409.54
Recoveries	42	1,673	$(17,421,946.71)
Net Loss			$12,079,462.83
Cumulative Net Loss as a % of Initial Pool Balance			0.90%

Net Loss for Receivables that have experienced a Net Loss *	24	1,591	$12,141,988.78
Average Net Loss for Receivables that have experienced a Net Loss			$7,631.67

Principal Balance of Extensions			$1,199,469.54
Number of Extensions			90

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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